Share Capital - Stock Option Plans (Details)	Jun. 22, 2022 shares € / shares	Jun. 30, 2022 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (euro per share)		€ 0.03
OSA 2022-06 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of share options granted (in shares) | shares	170,400
Exercise price (in euros per share)	€ 4.16
OSA 2022-06 Ordinaire
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of share options granted (in shares) | shares	410,500
Exercise price (in euros per share)	€ 4.16
Executive Board and Employees | OSA 2022-06 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of share options granted (in shares) | shares	170,400
Number of ordinary share subscribed per each OSA | shares	1
Par value per share (euro per share)	€ 0.03
Exercise price (in euros per share)	€ 4.16
Maximum term of options granted for share-based payment arrangement	10 years
Executive Board and Employees | OSA 2022-06 Performance | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	10.00%
Share price milestone, Euronext Paris	€ 24.00
Executive Board and Employees | OSA 2022-06 Performance | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	10.00%
Share price milestone, Euronext Paris	€ 30.00
Executive Board and Employees | OSA 2022-06 Performance | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	40.00%
Share price milestone, Euronext Paris	€ 40.00
Executive Board and Employees | OSA 2022-06 Performance | Tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	40.00%
Share price milestone, Euronext Paris	€ 60.00
Executive Board and Employees | OSA 2022-06 Performance | From first year of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements, maximum percentage exercised	10.00%
Executive Board and Employees | OSA 2022-06 Performance | From second year of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements, maximum percentage exercised	30.00%
Executive Board and Employees | OSA 2022-06 Performance | From third year of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements, maximum percentage exercised	60.00%
Executive Board and Employees | OSA 2022-06 Ordinaire
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of share options granted (in shares) | shares	410,500
Number of ordinary share subscribed per each OSA | shares	1
Par value per share (euro per share)	€ 0.03
Exercise price (in euros per share)	€ 4.16
Maximum term of options granted for share-based payment arrangement	10 years
Executive Board and Employees | OSA 2022-06 Ordinaire | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	33.33%
Executive Board and Employees | OSA 2022-06 Ordinaire | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	33.33%
Executive Board and Employees | OSA 2022-06 Ordinaire | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	33.33%